U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 15, 2009

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:           Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add one new series, Poplar Forest Partners Fund (the “Fund”), is Post-Effective Amendment No. 292 and Amendment No. 294 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) to become effective on December 29, 2009.

This Amendment conforms the Trust’s Prospectus for the Fund to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust anticipates that this filing shall become effective 75 days after filing.  At or before the 75-day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k).

Please note that the prior related performance shown in this Prospectus is disclosed based on the factors of the Nicholas-Applegate I no-action letter.  Specifically, disclosure is included in the Prospectus which reflects that:

(a)	the private fund has substantially similar investment objectives, policies and strategies;
(b)
the private fund performance information is not presented in a misleading manner and does not obscure or impede understanding of the information that is required to be included in the Fund’s prospectus;

(c)
the performance information of the private fund is presented separately from, and given no greater prominence than, the Fund’s performance record (though there is no available Fund performance information at this time);

(d)
the performance information of the private fund is accompanied by clear disclosure that the Fund and the private fund are separate funds and that the past performance of the private fund is not indicative of the past or future performance of the Fund;

(e)	the private fund performance table is compared to an appropriate securities index, in a manner consistent with Item 4(b)(2) of Form N-1A; and
(f)
the prospectus specifically discloses that the private fund is not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance result of the private fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures